Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2014
Organization and principal activities [Abstract]
Schedule of details of the subsidiaries, VIEs and VIE's subsidiaries
Name	Place of incorporation	Date of incorporation or acquisition	% of direct or indirect economic ownership	Principal activities

Subsidiaries

Duowan Entertainment Corporation (“Duowan BVI”)	BVI	November 6, 2007	100%	Investment holding

NeoTasks Inc. (“NeoTasks”)	Cayman Islands	April 26, 2006	100%	Investment holding

NeoTasks Limited	Hong Kong	June 16, 2005	100%	Investment holding

Huanju Shidai Technology (Beijing) Co., Ltd. (“Beijing Huanju Shidai” or “Duowan Entertainment”)	PRC	March 19, 2008	100%	Investment holding

Zhuhai Duowan Information Technology Co., Ltd. (“Zhuhai Duowan” or “Guangzhou Duowan”)	PRC	April 9, 2007	100%	Online advertising and software development

Guangzhou Huanju Shidai Information Technology Co., Ltd. (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Zhuhai Huanju Shidai Information Technology Co., Ltd. (“Zhuhai Huanju Shidai”)	PRC	November 14, 2013	100%	Software development

Variable Interest Entities (“VIEs”)

Guangzhou Huaduo Network Technology Co., Ltd. (“Guangzhou Huaduo”)	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services

Beijing Tuda Science and Technology Co., Ltd. (“Beijing Tuda”)	PRC	June 2, 2005	100%	Holder of internet content provider licenses

VIE's subsidiaries

Guangzhou Juhui Information Technology Co., Ltd.	PRC	October 24, 2013	100%	Software development

Guangzhou Huanju Media Co., Ltd. (“Guangzhou Huanju Media”)	PRC	April 1, 2014	100%	Artists management

Guangzhou Zhuque Information Technology Co., Ltd. (“Zhuque”)	PRC	September 18, 2014	100%	Online games development

Zhengrenqiang and His Partners Education Technology (Beijing) Co., Ltd. (“Zhengrenqiang”)	PRC	December 2, 2014	100%	Online education

Beijing DuBooker Culture Communication Co., Ltd. (“DuBooker")	PRC	December 2, 2014	100%	Publishing of teaching materials

Beijing Huanqiu Xingxue Technology Development Co., Ltd (“Xingxue”)	PRC	December 23, 2014	100%	Online education

Beijing Huanqiu Chuangzhi Software Co., Ltd (“Chuangzhi”)	PRC	December 23, 2014	100%	Software development